Quarterly portfolio holdings
John Hancock
Income Securities Trust
Closed-end fixed income
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 61.9% (37.9% of Total investments)				$89,545,621
(Cost $89,319,840)
U.S. Government 5.0%				7,295,145
U.S. Treasury
Bond	1.625	11-15-50	537,000	280,897
Bond	3.375	11-15-48	412,000	324,740
Bond	4.625	11-15-44	816,000	796,174
Bond	4.750	08-15-55	1,653,000	1,616,582
Bond	4.875	08-15-45	2,932,000	2,948,951
Note	3.375	09-15-28	255,000	253,655
Note	3.500	10-15-28	55,000	54,867
Note (A)(B)	3.625	12-31-30	27,000	26,787
Note	3.875	03-31-27	455,000	456,688
Note	4.000	11-15-35	547,000	535,804
U.S. Government Agency 56.9%				82,250,476
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (B)	4.500	01-01-38	1,239,326	1,244,699
30 Yr Pass Thru (B)	3.500	07-01-46	294,725	278,424
30 Yr Pass Thru (B)	3.500	10-01-46	255,529	238,361
30 Yr Pass Thru (B)	3.500	12-01-46	109,411	103,189
30 Yr Pass Thru (B)	3.500	11-01-48	1,150,221	1,084,445
30 Yr Pass Thru (B)	4.000	05-01-52	686,998	662,798
30 Yr Pass Thru (B)	4.500	07-01-52	199,262	196,713
30 Yr Pass Thru (B)	4.500	07-01-52	1,675,602	1,654,164
30 Yr Pass Thru (B)	4.500	08-01-52	111,825	110,778
30 Yr Pass Thru (B)	4.500	08-01-52	574,894	568,078
30 Yr Pass Thru (B)	4.500	08-01-52	476,567	470,917
30 Yr Pass Thru (B)	4.500	09-01-52	303,193	299,219
30 Yr Pass Thru (B)	4.500	09-01-52	342,177	338,976
30 Yr Pass Thru (B)	4.500	09-01-52	2,903,763	2,869,334
30 Yr Pass Thru (B)	4.500	02-01-54	285,608	281,864
30 Yr Pass Thru (B)	5.000	07-01-52	849,971	859,901
30 Yr Pass Thru (B)	5.000	07-01-52	783,841	793,243
30 Yr Pass Thru (B)	5.000	08-01-52	714,356	718,004
30 Yr Pass Thru (B)	5.000	08-01-52	576,517	581,090
30 Yr Pass Thru (B)	5.000	10-01-52	673,085	680,317
30 Yr Pass Thru (B)	5.000	11-01-52	1,428,839	1,449,997
30 Yr Pass Thru	5.000	12-01-52	876,008	881,041
30 Yr Pass Thru (B)	5.000	02-01-53	331,149	333,362
30 Yr Pass Thru (B)	5.000	02-01-53	1,279,848	1,293,200
30 Yr Pass Thru (B)	5.000	04-01-53	549,742	555,820
30 Yr Pass Thru (B)	5.000	05-01-53	1,238,825	1,248,459
30 Yr Pass Thru (B)	5.000	12-01-54	326,333	329,432
30 Yr Pass Thru (B)	5.500	09-01-52	824,868	848,718
30 Yr Pass Thru (B)	5.500	11-01-52	1,576,548	1,622,132
30 Yr Pass Thru (B)	5.500	11-01-52	1,660,235	1,707,201
30 Yr Pass Thru (B)	5.500	02-01-53	730,928	752,976
30 Yr Pass Thru (B)	5.500	02-01-53	750,510	771,507
30 Yr Pass Thru (B)	5.500	03-01-53	603,922	621,195
30 Yr Pass Thru (B)	5.500	04-01-53	677,862	698,309
30 Yr Pass Thru (B)	5.500	04-01-53	474,472	483,446
30 Yr Pass Thru (B)	5.500	06-01-53	825,547	845,598
30 Yr Pass Thru (B)	5.500	06-01-53	776,222	798,180
30 Yr Pass Thru (B)	5.500	06-01-53	608,940	625,329
30 Yr Pass Thru (B)	5.500	07-01-53	858,061	880,297
30 Yr Pass Thru (B)	5.500	07-01-53	630,117	644,909
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	07-01-53	633,941	$651,281
30 Yr Pass Thru (B)	5.500	07-01-53	536,366	551,036
30 Yr Pass Thru (B)	5.500	12-01-53	471,190	481,839
30 Yr Pass Thru (B)	5.500	04-01-54	648,344	662,997
30 Yr Pass Thru (B)	5.500	08-01-54	623,185	641,966
30 Yr Pass Thru (B)	5.500	02-01-55	396,499	407,343
30 Yr Pass Thru (B)	5.500	03-01-55	628,944	644,476
30 Yr Pass Thru	5.500	09-01-55	715,560	730,659
30 Yr Pass Thru (B)	6.000	04-01-53	689,788	716,464
30 Yr Pass Thru (B)	6.000	05-01-53	608,396	631,734
30 Yr Pass Thru (B)	6.000	08-01-53	561,724	584,150
30 Yr Pass Thru (B)	6.000	09-01-53	761,489	790,463
30 Yr Pass Thru (B)	6.000	10-01-53	484,463	500,436
30 Yr Pass Thru (B)	6.000	11-01-53	548,866	566,662
30 Yr Pass Thru (B)	6.000	11-01-53	576,358	596,901
30 Yr Pass Thru (B)	6.000	03-01-54	533,276	550,567
30 Yr Pass Thru (B)	6.500	09-01-53	558,785	587,012
30 Yr Pass Thru (B)	6.500	10-01-53	580,078	606,740
Federal National Mortgage Association
30 Yr Pass Thru (B)	3.500	12-01-42	840,130	802,421
30 Yr Pass Thru (B)	3.500	01-01-43	895,274	856,746
30 Yr Pass Thru (B)	3.500	04-01-45	303,272	286,699
30 Yr Pass Thru (B)	3.500	11-01-46	637,445	600,484
30 Yr Pass Thru (B)	3.500	07-01-47	649,308	611,051
30 Yr Pass Thru (B)	3.500	07-01-47	578,644	546,720
30 Yr Pass Thru (B)	3.500	11-01-47	268,662	252,665
30 Yr Pass Thru (B)	3.500	09-01-49	121,876	113,629
30 Yr Pass Thru (B)	3.500	03-01-50	329,097	306,724
30 Yr Pass Thru (B)	4.000	09-01-41	221,963	217,243
30 Yr Pass Thru (B)	4.000	01-01-49	599,121	575,686
30 Yr Pass Thru (B)	4.000	07-01-49	123,115	118,877
30 Yr Pass Thru (B)	4.000	08-01-49	251,350	242,932
30 Yr Pass Thru (B)	4.000	02-01-50	211,280	203,082
30 Yr Pass Thru (B)	4.000	03-01-51	656,982	633,953
30 Yr Pass Thru (B)	4.000	08-01-51	445,481	430,144
30 Yr Pass Thru (B)	4.000	10-01-51	874,600	843,396
30 Yr Pass Thru (B)	4.000	04-01-52	84,627	81,423
30 Yr Pass Thru (B)	4.000	06-01-52	887,352	852,920
30 Yr Pass Thru (B)	4.000	06-01-52	917,388	881,791
30 Yr Pass Thru (B)	4.000	06-01-52	651,014	628,193
30 Yr Pass Thru (B)	4.000	07-01-52	359,739	346,454
30 Yr Pass Thru (B)	4.500	06-01-52	355,720	351,503
30 Yr Pass Thru (B)	4.500	06-01-52	833,965	823,295
30 Yr Pass Thru (B)	4.500	08-01-52	422,179	415,458
30 Yr Pass Thru (B)	4.500	08-01-52	93,495	92,620
30 Yr Pass Thru (B)	4.500	08-01-52	692,414	681,391
30 Yr Pass Thru	4.500	09-01-52	561,683	556,955
30 Yr Pass Thru (B)	5.000	06-01-52	539,790	546,265
30 Yr Pass Thru (B)	5.000	08-01-52	1,009,365	1,016,678
30 Yr Pass Thru (B)	5.000	09-01-52	275,317	277,501
30 Yr Pass Thru (B)	5.000	10-01-52	1,172,328	1,182,177
30 Yr Pass Thru (B)	5.000	10-01-52	641,749	648,645
30 Yr Pass Thru (B)	5.000	11-01-52	2,297,568	2,322,256
30 Yr Pass Thru (B)	5.000	12-01-52	580,380	586,616
30 Yr Pass Thru	5.000	03-01-53	941,817	951,348
30 Yr Pass Thru (B)	5.000	11-01-53	440,882	442,175
30 Yr Pass Thru (B)	5.000	11-01-54	523,870	526,225
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	10-01-52	470,486	$482,032
30 Yr Pass Thru (B)	5.500	01-01-53	1,619,340	1,664,644
30 Yr Pass Thru (B)	5.500	02-01-53	720,756	742,497
30 Yr Pass Thru (B)	5.500	03-01-53	572,748	589,130
30 Yr Pass Thru (B)	5.500	04-01-53	1,406,874	1,445,354
30 Yr Pass Thru (B)	5.500	05-01-53	827,332	849,961
30 Yr Pass Thru (B)	5.500	05-01-53	1,005,115	1,034,805
30 Yr Pass Thru (B)	5.500	05-01-53	849,789	873,828
30 Yr Pass Thru (B)	5.500	05-01-53	622,555	640,361
30 Yr Pass Thru (B)	5.500	07-01-53	522,894	536,705
30 Yr Pass Thru (B)	5.500	11-01-53	617,098	627,420
30 Yr Pass Thru (B)	5.500	05-01-54	535,448	549,926
30 Yr Pass Thru (B)	5.500	10-01-54	645,950	663,618
30 Yr Pass Thru	5.500	06-01-55	512,063	527,029
30 Yr Pass Thru	5.500	09-01-55	379,487	389,909
30 Yr Pass Thru (B)	6.000	05-01-53	575,500	599,016
30 Yr Pass Thru (B)	6.000	07-01-53	543,473	563,642
30 Yr Pass Thru (B)	6.000	08-01-53	589,906	606,065
30 Yr Pass Thru (B)	6.000	08-01-53	463,134	475,972
30 Yr Pass Thru (B)	6.000	07-01-54	488,740	508,100
30 Yr Pass Thru (B)	6.500	04-01-53	564,724	594,706
30 Yr Pass Thru (B)	6.500	05-01-53	366,611	381,888
30 Yr Pass Thru (B)	6.500	08-01-53	569,382	599,612
30 Yr Pass Thru (B)	6.500	08-01-53	562,287	591,964
30 Yr Pass Thru (B)	6.500	09-01-53	544,808	572,329
30 Yr Pass Thru (B)	6.500	10-01-53	432,691	452,182

30 Yr Pass Thru (B)	6.500	11-01-53	479,628	505,092
Foreign government obligations 0.3% (0.2% of Total investments)				$385,957
(Cost $391,979)
Saudi Arabia 0.3%				385,957
Kingdom of Saudi Arabia Bond (A)(B)(C)	5.875	01-12-56	396,000	385,957

Corporate bonds 75.3% (46.0% of Total investments)				$108,786,996
(Cost $106,859,410)
Communication services 5.1%				7,359,998
Diversified telecommunication services 1.7%
AT&T, Inc. (B)	2.750	06-01-31	491,000	451,532
AT&T, Inc.	4.500	05-15-35	136,000	130,278
AT&T, Inc.	4.750	04-30-33	107,000	106,749
Cipher Compute LLC (C)	7.125	11-15-30	77,000	79,342
GCI LLC (C)	4.750	10-15-28	208,000	203,703
IHS Holding, Ltd. (C)	7.875	05-29-30	200,000	205,894
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	228,000	238,123
Iliad Holding SAS (C)	7.000	04-15-32	200,000	204,992
Level 3 Financing, Inc. (C)	6.875	06-30-33	279,000	287,507
Sitios Latinoamerica SAB de CV (C)	6.000	11-25-29	265,000	274,832
STC Sukuk Company II, Ltd. (C)	4.489	01-15-31	208,000	207,607
Windstream Services LLC (C)	8.250	10-01-31	92,000	96,372
Entertainment 0.5%
Roblox Corp. (C)	3.875	05-01-30	311,000	297,557
WarnerMedia Holdings, Inc. (A)(B)	4.279	03-15-32	125,000	110,000
WarnerMedia Holdings, Inc.	5.050	03-15-42	250,000	175,625
WMG Acquisition Corp. (C)	3.875	07-15-30	195,000	187,161
Interactive media and services 0.4%
Meta Platforms, Inc. (B)	4.200	11-15-30	261,000	260,531
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Meta Platforms, Inc. (B)	4.600	11-15-32	174,000	$174,435
Meta Platforms, Inc.	5.625	11-15-55	101,000	96,100
Media 1.7%
Cable One, Inc. (C)	4.000	11-15-30	121,000	88,070
CCO Holdings LLC (C)	4.250	02-01-31	137,000	125,430
CCO Holdings LLC (A)(B)	4.500	05-01-32	91,000	81,662
CCO Holdings LLC (A)(B)(C)	7.375	03-01-31	112,000	115,205
CCO Holdings LLC (C)	7.375	02-01-36	145,000	145,174
Charter Communications Operating LLC	6.384	10-23-35	399,000	412,396
Gray Media, Inc. (A)(B)(C)	10.500	07-15-29	173,000	185,822
News Corp. (B)(C)	3.875	05-15-29	166,000	161,729
News Corp. (B)(C)	5.125	02-15-32	95,000	94,863
Paramount Global	4.200	05-19-32	78,000	70,431
Paramount Global	4.375	03-15-43	161,000	110,891
Paramount Global	4.950	05-19-50	328,000	230,105
Sirius XM Radio LLC (C)	4.000	07-15-28	179,000	174,851
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	415,538
Wireless telecommunication services 0.8%
T-Mobile USA, Inc. (B)	3.875	04-15-30	696,000	684,073
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	234,996
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	240,422
Consumer discretionary 6.3%				9,117,777
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	117,000	116,813
Automobiles 2.2%
Ford Motor Company (A)(B)	9.625	04-22-30	390,000	453,779
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	593,577
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	443,470
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	295,040
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	513,463
General Motors Financial Company, Inc. (B)	5.850	04-06-30	670,000	703,847
General Motors Financial Company, Inc.	5.950	04-04-34	174,000	182,609
Broadline retail 0.4%
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	91,000	91,938
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	89,000	89,957
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	157,000	165,788
Rakuten Group, Inc. (C)	9.750	04-15-29	200,000	224,071
Hotels, restaurants and leisure 2.1%
Brightstar Lottery PLC (C)	5.750	01-15-33	200,000	198,824
Carnival Corp. (C)	5.125	05-01-29	177,000	179,075
Carnival Corp. (C)	5.750	08-01-32	475,000	487,836
Carnival Corp. (C)	5.875	06-15-31	192,000	198,465
Hilton Domestic Operating Company, Inc. (C)	5.500	03-31-34	122,000	122,589
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	191,000	195,236
Marriott Ownership Resorts, Inc. (C)	6.500	10-01-33	158,000	150,336
MGM Resorts International	4.750	10-15-28	240,000	239,552
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	128,000	125,740
NCL Corp., Ltd. (C)	5.875	01-15-31	105,000	105,287
NCL Corp., Ltd. (A)(B)(C)	6.250	09-15-33	97,000	97,536
NCL Corp., Ltd. (C)	6.750	02-01-32	160,000	163,969
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	140,000	142,498
Rivers Enterprise Lender LLC (C)	6.250	10-15-30	113,000	114,713
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	107,000	107,224
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company (C)	4.625	03-01-30	91,000	$88,817
Travel + Leisure Company (C)	6.125	09-01-33	184,000	185,954
Viking Cruises, Ltd. (C)	5.875	10-15-33	189,000	191,607
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	113,295
Century Communities, Inc. (C)	3.875	08-15-29	124,000	118,008
KB Home	4.000	06-15-31	178,000	168,038
Taylor Morrison Communities, Inc. (C)	5.750	11-15-32	33,000	33,872
TopBuild Corp. (C)	5.625	01-31-34	162,000	163,459
Specialty retail 1.0%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	54,163
Asbury Automotive Group, Inc.	4.750	03-01-30	145,000	142,755
Global Auto Holdings, Ltd. (A)(B)(C)	8.750	01-15-32	293,000	283,028
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	132,000	139,920
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	77,390
Lithia Motors, Inc. (C)	4.375	01-15-31	144,000	138,609
Lithia Motors, Inc. (C)	5.500	10-01-30	130,000	130,578
The Home Depot, Inc. (B)	3.250	04-15-32	111,000	104,623
The Michaels Companies, Inc. (C)	5.250	05-01-28	191,000	188,917
Wayfair LLC (C)	6.750	11-15-32	116,000	119,894
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	180,000	171,618
Consumer staples 1.6%				2,304,328
Consumer staples distribution and retail 0.3%
Albertsons Companies, Inc. (C)	5.750	03-31-34	396,000	389,456
Food products 1.2%
JBS USA Lux SA (B)	3.625	01-15-32	221,000	207,513
JBS USA Lux SA (B)	5.750	04-01-33	384,000	400,727
JBS USA Lux SA	5.950	04-20-35	55,000	57,796
MARB BondCo PLC (C)	3.950	01-29-31	299,000	270,507
Mars, Inc. (B)(C)	5.000	03-01-32	135,000	138,730
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	301,712
Pilgrim’s Pride Corp.	6.250	07-01-33	284,000	303,594
Personal care products 0.1%
Kenvue, Inc. (B)	4.900	03-22-33	111,000	113,019
Unilever Capital Corp. (B)	5.900	11-15-32	111,000	121,274
Energy 10.4%				14,995,735
Oil, gas and consumable fuels 10.4%
Aker BP ASA (C)	6.000	06-13-33	245,000	256,598
Antero Midstream Partners LP (C)	5.750	10-15-33	159,000	160,734
Antero Midstream Partners LP (C)	5.750	07-01-34	365,000	368,681
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	237,000	238,607
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	60,000	62,183
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	73,000	75,591
Blue Racer Midstream LLC (C)	7.250	07-15-32	183,000	194,018
BP Capital Markets America, Inc. (B)	4.812	02-13-33	115,000	116,262
Cheniere Energy Partners LP (A)(B)(C)	5.550	10-30-35	114,000	116,599
Cheniere Energy Partners LP (B)	5.950	06-30-33	232,000	245,802
Columbia Pipelines Holding Company LLC (B)(C)	4.999	11-17-32	158,000	158,810
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	306,000	316,474
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	190,000	202,859
Comstock Resources, Inc. (C)	5.875	01-15-30	199,000	194,164
Continental Resources, Inc. (B)(C)	5.750	01-15-31	209,000	215,731
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DT Midstream, Inc. (B)(C)	4.375	06-15-31	400,000	$392,167
DT Midstream, Inc. (C)	5.800	12-15-34	91,000	94,387
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	339,836
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	351,230
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	311,038
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	352,000	402,803
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	78,121
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	134,086
Energy Transfer LP	5.600	09-01-34	129,000	132,814
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	490,255
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	125,000	125,006
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	217,000	218,547
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	393,528
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	580,000	577,727
Enterprise Products Operating LLC (B)	5.350	01-31-33	111,000	115,789
EOG Resources, Inc. (B)	5.000	07-15-32	111,000	113,843
Expand Energy Corp. (B)	4.750	02-01-32	171,000	169,435
Genesis Energy LP	7.875	05-15-32	100,000	104,351
Genesis Energy LP	8.000	05-15-33	197,000	205,601
Global Partners LP (C)	7.125	07-01-33	33,000	33,802
Global Partners LP (C)	8.250	01-15-32	89,000	93,811
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	45,540
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	92,000	94,429
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	28,520
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	330,001
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	65,600
Long Ridge Energy LLC (C)	8.750	02-15-32	247,000	262,397
MPLX LP (B)	4.950	09-01-32	149,000	150,099
MPLX LP (B)	5.000	03-01-33	152,000	152,491
Occidental Petroleum Corp.	5.375	01-01-32	96,000	98,743
Occidental Petroleum Corp.	6.450	09-15-36	262,000	279,472
Occidental Petroleum Corp.	6.625	09-01-30	678,000	729,005
Ovintiv, Inc. (B)	6.250	07-15-33	132,000	140,152
Ovintiv, Inc. (B)	7.200	11-01-31	84,000	92,821
Plains All American Pipeline LP (B)	4.700	01-15-31	83,000	83,459
Repsol E&P Capital Markets US LLC (C)	5.204	09-16-30	210,000	213,206
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	418,150
Sunoco LP (C)	4.500	10-01-29	157,000	153,641
Sunoco LP	4.500	04-30-30	238,000	232,388
Sunoco LP (C)	4.625	05-01-30	87,000	84,832
Sunoco LP (C)	5.625	03-15-31	84,000	84,515
Sunoco LP (C)	5.875	03-15-34	147,000	147,391
Sunoco LP (C)	6.250	07-01-33	92,000	94,375
Sunoco LP (C)	7.250	05-01-32	137,000	144,894
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (C)(D)	7.875	09-18-30	252,000	259,568
Targa Resources Corp.	5.500	02-15-35	139,000	142,394
Targa Resources Corp. (B)	6.150	03-01-29	125,000	131,689
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	256,334
Var Energi ASA (C)	5.875	05-22-30	328,000	341,152
Var Energi ASA (C)	8.000	11-15-32	715,000	818,857
Venture Global LNG, Inc. (A)(B)(C)	7.000	01-15-30	132,000	132,818
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(C)(D)	9.000	09-30-29	223,000	196,178
Viper Energy Partners LLC (A)(B)	4.900	08-01-30	165,000	167,074
Western Midstream Operating LP (B)	4.050	02-01-30	285,000	279,634
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Western Midstream Operating LP	5.450	11-15-34	118,000	$118,789
Whistler Pipeline LLC (B)(C)	5.400	09-30-29	96,000	99,189
Whistler Pipeline LLC (B)(C)	5.700	09-30-31	120,000	124,648
Financials 26.6%				38,518,936
Banks 16.9%
Banco Bradesco SA (C)	5.375	01-20-31	223,000	223,245
Banco Santander SA (A)(B)	4.551	11-06-30	200,000	200,168
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	257,000	310,168
Bank Hapoalim BM (C)	4.722	07-14-29	200,000	199,687
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (B)	4.571	04-27-33	198,000	197,085
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	984,163
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	535,000	543,338
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	70,000	71,442
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	320,627
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)(B)(D)	6.625	05-01-30	344,000	357,422
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	548,000	582,725
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	227,000	234,369
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	458,989
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	238,000	254,432
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)(C)	5.497	05-20-30	281,000	290,920
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)(C)(D)	9.250	11-17-27	200,000	213,616
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (B)	6.500	07-28-86	215,000	215,609
Citibank NA (B)	5.488	12-04-26	430,000	435,486
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	304,929
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	163,254
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	235,000	239,294
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	168,000	172,274
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	41,000	41,195
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	208,425
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	151,000	157,844
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	452,868
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)(C)	5.862	01-09-36	250,000	262,846
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	295,690
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)(C)	5.019	03-04-31	234,000	238,452
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%) (B)	4.772	07-28-30	95,000	96,278
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%) (A)(B)	5.631	01-29-32	167,000	174,970
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	6.967	03-01-26	173,000	173,509
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	225,000	228,299
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	218,000	218,217
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	146,000	149,277
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	134,000	137,991
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%) (B)	5.272	01-15-31	137,000	140,975
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%) (A)(B)	6.141	11-18-39	71,000	74,236
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	106,000	111,102
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	104,000	103,982
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	350,537
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (B)	4.995	07-22-30	244,000	250,446
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	266,593
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (B)	5.294	07-22-35	342,000	351,075
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%) (B)	5.502	01-24-36	222,000	230,893
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%) (B)	5.576	07-23-36	571,000	586,572
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (B)	5.581	04-22-30	169,000	176,077
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	374,610
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	440,954
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	233,000	238,724
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%) (A)(B)	5.305	01-28-37	85,000	$85,097
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%) (A)(B)	6.401	03-06-35	83,000	89,932
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	238,000	249,476
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (A)(B)(D)	6.625	09-27-35	200,000	198,417
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (A)(B)(D)	6.750	09-27-31	200,000	208,035
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	141,000	140,777
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	117,000	120,013
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%) (A)(B)	5.385	01-16-36	181,000	183,536
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	208,000	210,166
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	350,226
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (A)(B)(D)	7.300	11-19-34	209,000	221,857
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (A)(B)(D)	8.125	11-10-33	284,000	320,991
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%) (A)(B)	5.768	02-15-36	82,000	82,464
Popular, Inc.	7.250	03-13-28	218,000	228,293
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (A)(B)	5.502	09-06-35	434,000	445,882
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (B)	5.722	06-06-30	98,000	102,323
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%) (B)	6.500	11-24-85	337,000	335,406
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	396,570
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	200,000	194,446
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (B)	4.812	10-21-32	236,000	239,407
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (B)	5.575	01-29-36	158,000	164,030
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	158,000	168,881
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	360,423
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(D)	6.250	03-15-30	216,000	223,093
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	241,112
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	504,000	533,850
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	735,486
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (B)	4.839	02-01-34	276,000	277,094
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%) (B)	5.083	05-15-31	165,000	169,735
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	158,351
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	304,153
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	277,633
Wachovia Corp. (B)	7.574	08-01-26	465,000	472,847
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	84,000	84,582
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	628,180
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	443,583
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	176,000	178,504
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%) (B)	5.244	01-24-31	140,000	144,642
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	901,000	991,355
Capital markets 4.8%
Ares Capital Corp. (B)	7.000	01-15-27	325,000	333,707
Ares Strategic Income Fund (B)(C)	5.150	01-15-31	239,000	232,608
Ares Strategic Income Fund (B)(C)	5.450	09-09-28	103,000	103,815
Ares Strategic Income Fund (B)	5.600	02-15-30	169,000	169,000
Ares Strategic Income Fund (B)	5.700	03-15-28	34,000	34,457
Ares Strategic Income Fund (B)(C)	5.800	09-09-30	215,000	215,695
Ares Strategic Income Fund (B)	6.200	03-21-32	149,000	151,315
Ares Strategic Income Fund (B)	6.350	08-15-29	63,000	64,843
Blackstone Private Credit Fund (B)	5.050	09-10-30	198,000	193,848
Blackstone Private Credit Fund (B)	5.250	04-01-30	176,000	173,784
Blackstone Private Credit Fund (B)	5.950	07-16-29	131,000	133,204
Blackstone Private Credit Fund (B)	7.300	11-27-28	128,000	135,361
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	180,000	178,798
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%) (B)	5.297	05-09-31	154,000	157,803
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	214,732
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	$182,389
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	291,188
HPS Corporate Lending Fund (B)(C)	5.150	04-02-29	66,000	65,744
HPS Corporate Lending Fund (B)	5.950	04-14-32	94,000	94,596
Intercontinental Exchange, Inc. (A)(B)	4.600	03-15-33	111,000	111,589
Jefferies Financial Group, Inc. (A)(B)	6.200	04-14-34	199,000	209,280
Lazard Group LLC (B)	4.375	03-11-29	230,000	230,597
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (B)(C)	5.033	01-15-30	230,000	234,494
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	394,000	404,515
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (B)	5.320	07-19-35	189,000	193,803
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	555,423
MSCI, Inc. (B)(C)	3.625	11-01-31	305,000	286,385
S&P Global, Inc. (B)	2.900	03-01-32	111,000	102,148
Sixth Street Lending Partners (B)	5.750	01-15-30	102,000	103,124
Sixth Street Lending Partners (B)	6.125	07-15-30	79,000	80,849
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%) (B)	4.942	02-11-31	140,000	143,869
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	365,240
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	215,988
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (C)(D)	6.625	01-08-31	200,000	201,121
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	200,000	204,323
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	200,000	233,916
Consumer finance 0.9%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	229,000	230,469
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%) (B)	5.737	05-15-29	108,000	110,897
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	150,000	154,690
Ally Financial, Inc. (B)	8.000	11-01-31	296,000	335,634
OneMain Finance Corp.	6.125	05-15-30	219,000	223,248
PHH Escrow Issuer LLC (C)	9.875	11-01-29	175,000	179,072
Financial services 1.6%
Apollo Debt Solutions BDC	6.700	07-29-31	180,000	187,718
Apollo Debt Solutions BDC (B)	6.900	04-13-29	317,000	330,783
Block, Inc. (C)	5.625	08-15-30	68,000	69,213
Block, Inc. (C)	6.000	08-15-33	88,000	89,890
Enact Holdings, Inc. (B)	6.250	05-28-29	242,000	253,616
Freedom Mortgage Holdings LLC (C)	6.875	05-01-31	182,000	180,612
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	87,000	88,743
ION Platform Finance US, Inc. (C)	7.875	09-30-32	200,000	175,403
National Rural Utilities Cooperative Finance Corp. (B)	8.000	03-01-32	28,000	33,303
NMI Holdings, Inc. (B)	6.000	08-15-29	126,000	130,012
PayPal Holdings, Inc. (B)	4.400	06-01-32	111,000	110,734
Radian Group, Inc. (B)	6.200	05-15-29	162,000	170,110
Rocket Companies, Inc. (C)	6.375	08-01-33	164,000	170,144
Stonebriar ABF Issuer LLC (C)	8.125	12-15-30	177,000	183,875
TrueNoord Capital DAC (C)	8.750	03-01-30	98,000	103,364
Insurance 2.3%
Asurion LLC (A)(B)(C)	8.375	02-01-34	61,000	61,669
Athene Global Funding (B)(C)	4.721	10-08-29	135,000	135,446
Athene Global Funding (B)(C)	5.322	11-13-31	162,000	164,825
Athene Holding, Ltd.	5.875	01-15-34	135,000	140,163
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	95,000	94,956
CNA Financial Corp. (B)	3.900	05-01-29	150,000	149,028
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	390,845
CNO Financial Group, Inc.	6.450	06-15-34	121,000	127,888
CNO Global Funding (B)(C)	4.700	12-11-30	87,000	86,935
GA Global Funding Trust (B)(C)	4.500	09-18-30	258,000	254,597
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
GA Global Funding Trust (B)(C)	5.200	12-09-31	158,000	$159,902
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	70,287
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	203,000	200,903
MassMutual Global Funding II (B)(C)	4.350	09-17-31	200,000	198,138
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	355,000	372,519
Panther Escrow Issuer LLC (C)	7.125	06-01-31	211,000	217,314
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (A)(B)	6.650	09-15-55	189,000	195,112
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	354,199
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	158,000	162,402
Health care 3.5%				5,020,739
Biotechnology 1.1%
AbbVie, Inc. (B)	5.050	03-15-34	219,000	224,497
Amgen, Inc. (B)	5.250	03-02-33	741,000	766,821
Amgen, Inc.	5.650	03-02-53	277,000	272,656
Regeneron Pharmaceuticals, Inc. (B)	1.750	09-15-30	284,000	254,037
Health care equipment and supplies 0.3%
Medtronic Global Holdings SCA (B)	4.500	03-30-33	111,000	110,843
Solventum Corp. (B)	5.450	03-13-31	363,000	378,723
Health care providers and services 1.2%
Centene Corp.	4.250	12-15-27	70,000	69,584
CVS Health Corp. (B)	5.000	09-15-32	233,000	236,854
DaVita, Inc. (C)	4.625	06-01-30	123,000	118,353
HCA, Inc. (B)	4.300	11-15-30	71,000	70,591
HCA, Inc. (B)	4.600	11-15-32	109,000	107,982
HCA, Inc. (B)	5.450	04-01-31	193,000	200,654
HCA, Inc.	5.500	06-01-33	230,000	238,743
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	238,000	232,175
Humana, Inc. (B)	5.875	03-01-33	195,000	201,863
Tenet Healthcare Corp. (C)	5.500	11-15-32	245,000	247,522
Universal Health Services, Inc. (B)	2.650	10-15-30	51,000	46,502
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc. (B)	4.473	10-07-32	112,000	112,226
Pharmaceuticals 0.8%
Endo Finance Holdings LP (A)(B)(C)	8.500	04-15-31	104,000	110,043
IQVIA, Inc. (B)	6.250	02-01-29	224,000	235,662
Merck & Company, Inc. (B)	4.450	12-04-32	111,000	111,274
Pfizer Investment Enterprises Pte, Ltd. (B)	4.750	05-19-33	111,000	112,118
Royalty Pharma PLC (B)	5.150	09-02-29	113,000	116,385
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	36,000	37,871
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	261,000	199,663
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	200,000	207,097
Industrials 6.3%				9,103,806
Aerospace and defense 0.8%
DAE Funding LLC (A)(B)(C)	4.950	01-15-33	272,000	268,439
Lockheed Martin Corp. (B)	5.250	01-15-33	133,000	139,967
The Boeing Company	6.528	05-01-34	628,000	694,722
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	214,455
Builders FirstSource, Inc. (C)	6.375	03-01-34	199,000	205,901
Commercial services and supplies 0.3%
Cimpress PLC (C)	7.375	09-15-32	197,000	202,285
Garda World Security Corp. (C)	6.500	01-15-31	121,000	124,033
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GFL Environmental Holdings US, Inc. (C)	5.500	02-01-34	72,000	$72,166
Waste Management, Inc. (B)	4.150	04-15-32	111,000	109,974
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	177,000	191,927
MasTec, Inc. (B)	5.900	06-15-29	131,000	137,045
Williams Scotsman, Inc. (C)	6.625	06-15-29	80,000	82,709
Ground transportation 0.1%
Union Pacific Corp. (B)	2.800	02-14-32	111,000	102,171
Industrial conglomerates 0.1%
Honeywell International, Inc. (B)	5.000	02-15-33	111,000	114,291
Machinery 0.2%
Flowserve Corp. (B)	3.500	10-01-30	184,000	175,773
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	162,000	168,287
Passenger airlines 2.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	107,000	109,815
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	226,359	223,127
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	27,512	26,394
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	130,666	126,761
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	177,375	174,185
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	141,985	135,287
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	258,177	239,232
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	181,706	172,558
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	60,302	59,072
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	297,309	270,015
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	189,745	182,351
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	204,000	201,462
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	71,000	71,534
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	169,000
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	70,456	68,271
Delta Air Lines, Inc. (B)	5.250	07-10-30	105,000	107,518
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	233,858	209,118
JetBlue 2020-1 Class A Pass Through Trust (B)	4.000	11-15-32	74,010	70,661
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	226,663	220,833
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	185,621	180,185
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	67,726	69,407
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	324,184	338,916
United Airlines 2024-1 Class A Pass Through Trust (B)	5.875	02-15-37	185,380	191,987
United Airlines 2024-1 Class AA Pass Through Trust (B)	5.450	02-15-37	220,139	225,325
United Airlines Holdings, Inc.	5.375	03-01-31	102,000	103,013
United Airlines, Inc. (B)(C)	4.625	04-15-29	64,000	63,940
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	621,734
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	415,627
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	150,000	154,250
Air Lease Corp. (B)	5.100	03-01-29	165,000	168,090
Air Lease Corp. (B)	5.850	12-15-27	290,000	298,752
Ashtead Capital, Inc. (B)(C)	5.550	05-30-33	263,000	271,833
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	161,000	159,408
Information technology 4.7%				6,820,207
Electronic equipment, instruments and components 0.3%
Amphenol Corp. (B)	4.400	02-15-33	111,000	109,726
Jabil, Inc. (B)	4.750	02-01-33	101,000	99,487
TD SYNNEX Corp.	5.300	10-10-35	217,000	215,081
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.2%
CoreWeave, Inc. (A)(B)(C)	9.000	02-01-31	153,000	$148,756
CoreWeave, Inc. (A)(B)(C)	9.250	06-01-30	118,000	116,159
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc.	3.419	04-15-33	588,000	543,330
Broadcom, Inc. (B)	4.550	02-15-32	93,000	92,956
Broadcom, Inc.	4.800	02-15-36	217,000	214,201
Broadcom, Inc. (B)	4.900	07-15-32	330,000	336,742
Foundry JV Holdco LLC (C)	6.100	01-25-36	271,000	285,169
Foundry JV Holdco LLC (C)	6.250	01-25-35	380,000	404,110
Kioxia Holdings Corp. (C)	6.625	07-24-33	308,000	321,616
KLA Corp. (B)	4.650	07-15-32	112,000	113,685
Micron Technology, Inc. (B)	5.300	01-15-31	179,000	185,914
Micron Technology, Inc. (B)	5.650	11-01-32	178,000	187,890
Micron Technology, Inc. (A)(B)	5.800	01-15-35	145,000	153,665
Micron Technology, Inc. (B)	5.875	02-09-33	140,000	149,022
Qorvo, Inc. (C)	3.375	04-01-31	95,000	87,884
Qorvo, Inc.	4.375	10-15-29	129,000	126,993
Software 1.1%
Cloud Software Group, Inc. (A)(B)(C)	6.625	08-15-33	70,000	67,101
Cloud Software Group, Inc. (C)	8.250	06-30-32	66,000	67,127
Oracle Corp. (A)(B)	4.700	09-27-34	159,000	147,580
Oracle Corp. (B)	4.800	09-26-32	136,000	131,665
Oracle Corp. (B)	5.250	02-03-32	159,000	158,803
Oracle Corp.	5.550	02-06-53	371,000	308,467
Oracle Corp. (B)	6.250	11-09-32	595,000	621,053
WULF Compute LLC (C)	7.750	10-15-30	70,000	73,011
Technology hardware, storage and peripherals 0.9%
CDW LLC (B)	5.100	03-01-30	75,000	76,501
Dell International LLC (B)	4.500	02-15-31	285,000	284,254
Dell International LLC (B)	4.750	10-06-32	235,000	234,418
Dell International LLC (A)(B)	5.100	02-15-36	141,000	138,542
Dell International LLC (B)	5.300	04-01-32	240,000	246,610
Dell International LLC	5.400	04-15-34	365,000	372,689
Materials 1.6%				2,299,263
Construction materials 0.6%
Cemex SAB de CV (C)	3.875	07-11-31	255,000	242,709
JH North America Holdings, Inc. (C)	5.875	01-31-31	45,000	45,766
JH North America Holdings, Inc. (C)	6.125	07-31-32	163,000	166,083
Quikrete Holdings, Inc. (C)	6.375	03-01-32	129,000	133,785
Standard Building Solutions, Inc. (C)	5.875	03-15-34	163,000	162,842
Standard Building Solutions, Inc. (C)	6.250	08-01-33	125,000	127,770
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	163,000	165,119
Graphic Packaging International LLC (C)	3.500	03-01-29	165,000	157,406
Toucan FinCo, Ltd. (C)	9.500	05-15-30	161,000	155,375
Metals and mining 0.7%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	231,000	244,359
CSN Resources SA (A)(B)(C)	4.625	06-10-31	289,000	226,580
Freeport-McMoRan, Inc. (A)(B)	5.400	11-14-34	165,000	170,128
Novelis Corp. (C)	4.750	01-30-30	193,000	187,081
Rio Tinto Finance USA PLC (B)	5.000	03-14-32	111,000	114,260
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.3%				$3,320,033
Hotel and resort REITs 0.1%
XHR LP (C)	6.625	05-15-30	113,000	116,701
Industrial REITs 0.2%
Prologis Targeted US Logistics Fund LP (B)(C)	4.250	01-15-31	114,000	113,122
Trust 2401 (A)(B)(C)	7.375	02-13-34	233,000	254,704
Office REITs 0.1%
Vornado Realty LP	5.750	02-01-33	89,000	90,017
Specialized REITs 1.9%
American Tower Corp. (B)	4.700	12-15-32	167,000	167,149
American Tower Corp. (B)	5.200	02-15-29	830,000	853,550
American Tower Trust I (B)(C)	5.490	03-15-28	300,000	305,108
GLP Capital LP	6.750	12-01-33	90,000	97,506
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	139,000	132,938
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	128,726
Millrose Properties, Inc. (C)	6.375	08-01-30	205,000	209,240
SBA Tower Trust (B)(C)	6.599	01-15-28	96,000	98,163
Uniti Group LP (C)	6.500	02-15-29	75,000	72,944
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	148,484
VICI Properties LP (B)	5.125	11-15-31	274,000	277,126
VICI Properties LP (B)	5.125	05-15-32	253,000	254,555
Utilities 6.9%				9,926,174
Electric utilities 4.1%
American Electric Power Company, Inc. (B)	5.625	03-01-33	51,000	53,391
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	114,000	114,023
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	55,000	54,617
Constellation Energy Generation LLC (B)	4.400	01-15-31	106,000	105,748
Constellation Energy Generation LLC (A)(B)	6.500	10-01-53	138,000	149,368
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	166,130
Duke Energy Corp.	5.750	09-15-33	186,000	197,025
Electricite de France SA (B)(C)	5.650	04-22-29	319,000	332,875
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	398,000	471,085
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%) (A)(B)	5.875	06-15-56	229,000	229,222
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	115,000	114,919
Exelon Corp. (B)	5.125	03-15-31	86,000	88,900
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(B)	6.500	03-15-55	54,000	56,058
Georgia Power Company (B)	4.950	05-17-33	111,000	113,315
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	48,638
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	92,055
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	125,000	129,101
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	45,000	47,308
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	29,000	29,942
NRG Energy, Inc. (C)	3.625	02-15-31	132,000	123,315
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	272,503
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	193,122
NRG Energy, Inc.	5.750	01-15-28	250,000	250,143
NRG Energy, Inc. (C)	5.750	01-15-34	102,000	102,676
NRG Energy, Inc. (C)	6.000	02-01-33	126,000	128,418
NRG Energy, Inc. (B)(C)	7.000	03-15-33	240,000	264,120
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	289,000	318,259
Pacific Gas & Electric Company	4.950	07-01-50	117,000	99,216
Pacific Gas & Electric Company	5.800	05-15-34	179,000	185,686
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	189,000	194,104
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	292,000	301,358
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	537,608
The Southern Company	5.700	03-15-34	150,000	157,603
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	225,000	$234,662
Gas utilities 0.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	86,000	89,444
Independent power and renewable electricity producers 1.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	217,508	204,892
Capital Power US Holdings, Inc. (B)(C)	5.257	06-01-28	91,000	92,816
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	155,000	162,341
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	141,000	143,600
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	483,944
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	438,781
Vistra Operations Company LLC (B)(C)	4.700	01-31-31	84,000	83,882
Vistra Operations Company LLC (B)(C)	6.950	10-15-33	213,000	236,187
Multi-utilities 1.4%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	137,000	138,047
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (A)(B)	6.850	02-15-55	74,000	78,488
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	119,000	124,764
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	183,000	184,973
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	227,000	227,786
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%) (A)(B)	6.875	02-01-55	171,000	178,086
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%) (A)(B)	7.000	06-01-54	120,000	129,763
NiSource, Inc.	5.350	04-01-34	165,000	170,013
NiSource, Inc.	5.400	06-30-33	115,000	118,841
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	183,000	184,044
Sempra (A)(B)	5.500	08-01-33	147,000	153,013
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	176,000	178,044
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	52,000	53,303

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%) (A)(B)	5.625	05-15-56	114,000	114,609
Municipal bonds 0.1% (0.0% of Total investments)				$132,275
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	132,275
Term loans (F) 0.4% (0.3% of Total investments)				$674,601
(Cost $675,444)
Financials 0.1%				152,099
Insurance 0.1%
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	01-30-32	152,460	152,099
Health care 0.0%				80,012
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.422	04-23-31	79,988	80,012
Industrials 0.2%				325,463
Commercial services and supplies 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.273	03-03-32	95,760	95,681
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.672	05-21-32	231,420	229,782
Materials 0.1%				117,027
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.922	02-10-32	117,115	117,027

Collateralized mortgage obligations 12.4% (7.6% of Total investments)				$17,872,710
(Cost $20,700,950)
Commercial and residential 10.8%				15,583,770
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (C)	5.120	12-25-70	113,691	114,261
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQM1, Class A1 (C)(G)	4.912	02-25-71	151,000	$150,776
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	146,615	146,526
Series 2025-10, Class A1 (C)(G)	4.960	09-25-70	83,304	83,588
Series 2025-11, Class A1 (C)(G)	4.975	10-25-70	126,308	126,729
Series 2026-1, Class A1 (C)(G)	4.747	02-25-71	215,000	215,145
Avenue of Americas
Series 2025-1301, Class A (C)(G)	5.059	08-11-42	180,000	182,837
BAHA Trust
Series 2024-MAR, Class A (C)(G)	6.171	12-10-41	231,000	239,678
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.719	11-05-32	175,000	157,711
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	161,000	165,541
Series 2025-5YR19, Class A3	5.270	12-15-58	109,000	112,724
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	55,405	54,112
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,845	104,479
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	64,847
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	68,801
Series 2025-5C38, Class A3	5.146	11-15-58	129,000	132,908
Series 2026-5C40, Class A3 (H)	5.248	02-15-31	112,000	115,877
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	68,526	66,521
Series 2024-V12, Class A3	5.738	12-15-57	220,000	230,475
Series 2026-V20, Class A3 (H)	5.184	02-15-59	85,000	87,547
BMO Mortgage Trust
Series 2024-5C8, Class A3 (G)	5.625	12-15-57	68,000	70,838
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	397,233	402,377
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	96,000	91,435
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	222,252
CENT Trust
Series 2025-CITY, Class A (C)(G)	4.920	07-10-40	125,000	126,797
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(G)	5.820	10-12-40	177,000	182,172
COLT Mortgage Loan Trust
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (C)	5.529	08-25-70	94,290	95,318
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.456	05-10-51	3,770,237	30,063
Cross Mortgage Trust
Series 2025-H8, Class A1 (C)(G)	5.003	11-25-70	109,658	110,178
Series 2025-H9, Class A1 (C)(G)	5.036	11-25-70	142,591	143,311
Series 2026-NQM1, Class A1 (C)(G)	4.699	02-25-61	199,000	198,997
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	292,729	293,208
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	297,125	296,185
Series 2025-INV4, Class A1 (C)	5.100	10-25-70	96,790	97,379
Series 2026-NQM1, Class A1 (C)(G)	4.771	02-25-71	110,000	110,000
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	303,354	302,390
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	257,827	260,570
Series 2025-NQM5, Class A1 (C)(G)	4.981	08-25-70	147,091	147,532
GGP Trust
Series 2026-TY, Class A (C)	4.670	03-05-43	137,000	137,000
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(G)	6.650	08-25-53	260,491	260,142
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,911,210	29,876
Series 2007-4, Class ES IO	0.350	07-19-37	1,942,108	29,881
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (C)	0.342	08-19-37	2,122,502	$24,361
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(G)	5.467	01-13-40	200,000	207,298
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	273,232	272,369
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	175,500
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (C)(G)	5.119	11-25-70	100,864	101,565
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	175,000	164,468
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	438,925	437,629
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	290,273	293,297
Series 2025-NQM6, Class A1 (C)(G)	5.085	10-25-65	174,863	175,930
Series 2026-NQM1, Class A1 (C)(G)	4.824	11-25-65	120,000	120,099
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(G)	4.312	11-05-41	138,000	136,941
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	396,134	395,963
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	242,168	243,194
Series 2024-NQM11, Class A2 (6.128% to 7-1-28, then 7.079% thereafter) (C)	6.128	06-25-64	383,120	387,296
Series 2025-NQM18, Class A1 (C)(G)	5.057	09-25-65	92,518	93,096
Series 2025-NQM19, Class A1 (C)(G)	4.869	10-25-65	132,037	132,414
Series 2025-NQM20, Class A1 (C)(G)	5.021	10-25-65	149,861	150,667
Series 2025-NQM21, Class A1 (C)(G)	4.989	10-25-65	99,343	99,832
Series 2025-NQM23, Class A1 (C)(G)	4.872	10-25-65	180,696	181,377
Series 2026-NQM1, Class A1 (C)(G)	4.846	11-25-65	116,383	116,714
Series 2026-NQM2, Class A1 (C)(G)	4.818	12-01-65	248,000	248,228
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	160,357	153,617
Series 2025-SFR2, Class A (C)	3.305	04-17-42	126,486	120,490
Series 2025-SFR5, Class A (C)	3.850	10-17-42	138,000	133,598
Series 2025-SFR6, Class A (C)	4.000	12-17-42	100,000	97,334
Series 2026-SFR1, Class A (C)	3.850	02-17-43	122,000	117,339
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	375,000	385,765
Series 2024-CNTR, Class D (C)	7.109	11-13-41	234,000	246,533
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	311,353	310,867
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	86,078	84,071
Series 2024-4, Class A1A (C)(G)	4.593	10-27-64	231,185	232,691
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(G)	5.229	07-13-44	137,000	138,388
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	237,188	236,829
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	203,923	204,599
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	263,718	265,917
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	241,625	244,225
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,066,125	1,063,171
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	379,737	382,280
Series 2025-11, Class A1 (C)(G)	4.914	11-25-70	188,005	188,640
Series 2025-R2, Class A1 (C)(G)	5.086	07-25-67	97,839	98,583
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	135,000	141,307
Series 2025-5C6, Class A3	5.186	10-15-58	156,000	160,557
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(G)	5.528	07-15-40	155,000	159,747
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.6%				$2,288,940
Government National Mortgage Association
Series 2012-114, Class IO (B)	0.635	01-16-53	334,167	4,955
Series 2016-174, Class IO (B)	0.725	11-16-56	491,861	15,032
Series 2017-109, Class IO	0.202	04-16-57	563,414	5,582
Series 2017-124, Class IO (B)	0.627	01-16-59	403,122	14,417
Series 2017-135, Class IO	0.693	10-16-58	974,039	29,506
Series 2017-140, Class IO	0.485	02-16-59	533,826	13,558
Series 2017-20, Class IO (B)	0.488	12-16-58	1,099,752	21,466
Series 2017-22, Class IO (B)	0.770	12-16-57	322,596	11,470
Series 2017-46, Class IO (B)	0.651	11-16-57	789,826	29,207
Series 2017-61, Class IO (B)	0.688	05-16-59	389,789	13,300
Series 2017-74, Class IO (B)	0.389	09-16-58	1,057,117	16,344
Series 2018-114, Class IO (B)	0.592	04-16-60	589,274	22,893
Series 2018-158, Class IO (B)	0.799	05-16-61	1,167,779	69,161
Series 2018-35, Class IO	0.544	03-16-60	1,412,068	43,164
Series 2018-43, Class IO (B)	0.455	05-16-60	1,535,744	47,913
Series 2018-69, Class IO (B)	0.610	04-16-60	599,657	26,666
Series 2018-9, Class IO (B)	0.444	01-16-60	1,134,378	33,097
Series 2019-131, Class IO (B)	0.803	07-16-61	880,425	49,578
Series 2020-100, Class IO (B)	0.787	05-16-62	1,027,934	60,834
Series 2020-108, Class IO (B)	0.847	06-16-62	1,148,261	65,196
Series 2020-114, Class IO	0.799	09-16-62	2,358,117	121,817
Series 2020-118, Class IO (B)	0.887	06-16-62	1,761,271	109,195
Series 2020-119, Class IO (B)	0.608	08-16-62	983,637	44,634
Series 2020-120, Class IO (B)	0.759	05-16-62	533,025	30,733
Series 2020-137, Class IO (B)	0.799	09-16-62	2,816,903	160,624
Series 2020-150, Class IO	0.966	12-16-62	1,571,582	105,586
Series 2020-170, Class IO (B)	0.836	11-16-62	2,118,620	134,848
Series 2021-203, Class IO (B)	0.870	07-16-63	1,696,140	108,576
Series 2021-3, Class IO (B)	0.870	09-16-62	2,712,987	170,586
Series 2021-40, Class IO (B)	0.822	02-16-63	658,560	39,904
Series 2022-150, Class IO	0.823	06-16-64	247,546	13,856
Series 2022-17, Class IO (B)	0.802	06-16-64	1,428,227	79,433
Series 2022-181, Class IO	0.720	07-16-64	765,105	45,729
Series 2022-21, Class IO (B)	0.785	10-16-63	629,204	38,268
Series 2022-53, Class IO	0.707	06-16-64	2,364,070	105,811
Series 2023-197, Class IO (B)	1.242	09-16-65	505,479	41,706
Series 2024-179, Class XI IO (B)	0.831	12-16-66	1,881,065	132,099
Series 2025-126, Class IO	0.768	05-16-67	948,606	66,290

Series 2025-128, Class IO	0.926	09-16-67	1,823,098	145,906
Asset-backed securities 11.4% (7.0% of Total investments)				$16,533,815
(Cost $16,444,526)
Asset-backed securities 11.4%				16,533,815
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	55,907	55,466
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	166,106
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	500,000	501,366
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-16-30	670,000	691,883
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	100,000	96,214
Series 2025-SFR2, Class A (C)	4.275	11-17-42	111,000	109,282
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	35,236	32,509
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	126,152	127,058
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	$592,584
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	69,000	69,028
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,739
CARS-DB7 LP
Series 2023-1A, Class A1 (C)	5.750	09-15-53	411,767	414,446
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	115,000	115,422
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	230,907	233,331
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	142,255	144,130
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	134,000	134,707
Series 2025-1A, Class A1 (C)	5.316	05-25-50	136,000	136,970
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	73,000	73,897
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	128,000	129,414
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	166,000	169,980
Series 2025-4A, Class A2 (C)	5.522	12-20-55	100,000	101,256
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	14,219	13,822
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	220,000	216,925
Series 2024-2A, Class A2 (C)	4.500	05-20-49	207,000	202,983
DataBank Issuer LLC
Series 2026-1A, Class A2 (C)	5.811	02-25-56	143,000	143,103
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	156,825	155,851
Series 2025-1A, Class A2I (C)	4.891	08-20-55	84,000	83,819
Series 2025-1A, Class A2II (C)	5.165	08-20-55	90,000	89,796
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	70,319	70,523
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	77,826
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (C)	4.930	07-25-55	97,000	97,328
Series 2025-1A, Class A2II (C)	5.217	07-25-55	112,000	112,455
Driven Brands Funding LLC
Series 2025-1A, Class A2 (C)	5.296	10-20-55	122,693	122,342
Flexential Issuer LLC
Series 2025-1A, Class A2 (C)	6.030	10-25-60	93,000	93,067
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	67,957	68,123
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	528,517
Series 2025-C, Class A3	3.900	06-15-30	123,000	123,266
GBX Leasing LLC
Series 2026-1A, Class A (C)	5.130	02-20-56	151,000	150,960
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	291,946
Series 2025-4, Class A3	3.840	02-18-31	64,000	64,010
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	130,682
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	695,853
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	64,132	63,861
Series 2021-1A, Class A2 (C)	2.773	04-20-29	111,185	110,585
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	242,590
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	185,000	$185,670
Hotwire Funding LLC
Series 2023-1A, Class A2 (C)	5.687	05-20-53	700,000	706,806
Series 2024-1A, Class A2 (C)	5.893	06-20-54	51,000	51,813
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	132,000	132,481
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	244,387	240,429
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	113,145	115,463
Series 2025-1A, Class A2 (C)	5.610	08-16-55	182,543	185,928
Series 2026-1A, Class A2I (C)	4.952	02-15-56	187,000	187,000
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (C)	5.219	02-25-56	84,000	84,053
LAD Auto Receivables Trust
Series 2025-3A, Class A3 (C)	4.030	01-15-31	83,000	83,145
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	144,482	145,910
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	504,461
Series 2023-1, Class A4	4.310	04-16-29	290,000	291,181
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	160,000	162,373
Series 2025-4A, Class A2 (C)	5.163	12-20-55	75,000	75,602
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	351,757	352,409
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	454,580	437,080
Series 2022-1A, Class A2 (C)	3.695	01-30-52	204,480	193,668
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	140,000	88,363
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	153,000	153,548
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	24,843	24,583
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	336,161
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	149,000	148,873
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (C)	5.482	01-20-51	134,000	134,440
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	139,000	139,243
ServiceMaster Funding LLC
Series 2021-1, Class A2II (C)	3.113	07-30-51	138,188	119,601
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	101,920	105,359
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	156,000	154,689
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	190,105	193,979
Series 2024-E, Class A1A (C)	5.090	10-16-56	141,609	143,704
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	299,829	297,038
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	111,588	113,058
Series 2024-1A, Class A2II (C)	6.268	07-30-54	99,738	101,750
Series 2024-3A, Class A23 (C)	5.914	07-30-54	240,950	237,093
Summit Issuer LLC
Series 2025-1A, Class A2 (C)	5.208	11-20-55	161,000	162,259
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	54,000	53,934
Series 2025-1A, Class A2 (C)	5.036	03-25-55	219,000	215,415
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-2A, Class A21 (C)	5.121	10-25-55	107,000	$106,673
Taco Bell Funding LLC
Series 2025-1A, Class A2I (C)	4.821	08-25-55	154,000	153,222
Series 2025-1A, Class A2II (C)	5.049	08-25-55	145,000	144,674
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	93,000	95,170
Series 2025-2A, Class A2 (C)	5.177	01-20-56	93,000	93,232
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	142,000	142,273
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A3	3.920	03-20-30	93,000	93,208
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (C)	4.080	09-18-40	144,000	144,401
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	85,185	82,529
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	104,000	106,856
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	163,000	165,994

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$30,038
(Cost $188,231)
Energy 0.0%		30,038
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (J)(K)	743	30,038

Preferred securities 0.3% (0.2% of Total investments)		$365,827
(Cost $394,505)
Communication services 0.1%		128,907
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	128,907
Financials 0.2%		236,920
Banks 0.2%
Wells Fargo & Company, 7.500% (A)(B)	192	236,920

	Yield (%)	Shares	Value
Short-term investments 1.4% (0.8% of Total investments)			$2,016,657
(Cost $2,016,556)
Short-term funds 1.4%			2,016,657
John Hancock Collateral Trust (L)	3.5792(M)	201,589	2,016,657

Total investments (Cost $237,167,441) 163.5%	$236,344,497
Other assets and liabilities, net (63.5%)	(91,814,705)
Total net assets 100.0%	$144,529,792

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $9,534,255.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-26 was $112,093,352.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,187,440 or 44.4% of the fund’s net assets as of 1-31-26.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	21

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security purchased or sold on a when-issued or delayed-delivery basis.
(I)	The security has matured but proceeds have not been received.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 1-31-26.
22	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$89,545,621	—	$89,545,621	—
Foreign government obligations	385,957	—	385,957	—
Corporate bonds	108,786,996	—	108,786,996	—
Municipal bonds	132,275	—	132,275	—
Term loans	674,601	—	674,601	—
Collateralized mortgage obligations	17,872,710	—	17,872,710	—
Asset-backed securities	16,533,815	—	16,533,815	—
Common stocks	30,038	—	—	$30,038
Preferred securities	365,827	$365,827	—	—
Short-term investments	2,016,657	2,016,657	—	—
Total investments in securities	$236,344,497	$2,382,484	$233,931,975	$30,038
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	201,589	$5,235,263	$8,360,111	$(11,578,747)	$112	$(82)	$22,989	—	$2,016,657
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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